CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net Income (loss)	$ (148,050)	$ (3,035,043)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	32,538	53,947
Issuance of stock for services	148,000	0
Change in fair value of derivatives	(474,775)	(319,633)
Derivative expense	127,285	660,853
Amortization of right of use assets	11,880	2,712
Deferred financing costs	31,186	4,208
Amortization of debt discount	205,448	32,814
Forgiveness of debt	(68,608)
(Gain) loss on extinguishment of debt	(36,276)	2,390,000
Changes in assets and liabilities:
Increase (decrease) accounts receivable	(14,544)	(46,357)
Increase (decrease) inventories	22,274	50,670
Increase (decrease) in prepaid and other current assets	(6,668)
Increase (decrease) deferred compensation	100,000	50,000
Increase (decrease) in Operating lease obligations	(11,880)	(2,712)
Increase (decrease) accounts payable and accrued liabilities	(97,912)	73,587
Net cash used in operating activities	(180,102)	(84,954)
Cash flows from investing activities:
Acquisition of property and equipment	0	(7,572)
Net cash used in investing activities	0	(7,572)
Cash flows from financing activities:
Proceeds from loan payable	190,908	30,000
Proceeds from convertible debt	196,500	157,140
Proceeds from sale of stock	170,061	0
Payment of loans payable	(140,000)
Payments of convertible debt	(17,500)	0
Payments of advances from stockholder and accrued interest	(172,576)	(71,824)
Net cash provided by financing activities	227,393	115,316
Net increase in cash	47,291	22,790
Cash, beginning of year	22,790	0
Cash, end of year	70,081	22,790
Supplemental cash flow information:
Cash paid for taxes	0	0
Cash paid for interest	6,000	58,038
Supplemental non-cash information
Issuance of convertible debt for deferred financing costs	0	22,860
Debt discount from fair value of imbedded derivative	55,000	337,496
Reclassification of loan payable to convertible debt	0	125,000
Issuance of stock for debt conversion, value	$ 223,657	$ 15,318